Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
Goodwill and intangible assets consisted of the following:

	June 30, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,893	$77
Advertiser relationships	278,458	154,422	124,036
Customer relationships	8,940	3,922	5,018
Subscriber relationships	81,934	41,316	40,618
Trade name	5,493	3,479	2,014
Publication rights	345	145	200

Total	$380,140	$208,177	$171,963

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,245

Total	$48,987

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

Intangible Assets Future Amortization Expense
Amortization expense for the three and six months ended June 30, 2013 and July 1, 2012 was $5,823, $5,893, $11,668 and $11,801, respectively. Estimated future amortization expense as of June 30, 2013 is as follows:

For the years ending the Sunday closest to December 31:
2013	$11,592
2014	23,277
2015	23,244
2016	21,316
2017	20,242
Thereafter	72,292

Total	$171,963